Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Schedule of cash and cash equivalents
	As of December 31,
	2022	2021	2020
Cash and bank accounts – Brazil	213	74	64
Cash and bank accounts – Abroad (*)	24	25	29
Financial investments – Brazil (**)	5,605	2,451	3,439
	5,842	2,550	3,532

(*)	As of December 31, 2022, the Company had funds held abroad, being R$24 in US Dollars (R$25 in US dollars as of December 31, 2021 and R$29 in US dollars as of December 31, 2020).

(**)	As of December 31, 2022, the financial investments correspond to repurchase and resale agreements, with a weighted average interest rate of 92.80% of CDI – Interbank Deposit Certificate (109.64% of CDI as of December 31, 2021 and 96.96% of CDI as of December 31, 2020).